Share-Based Payments Non-vested (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 25, 2010	Dec. 26, 2009
Rsus and Dsus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested awards outstanding at the beginning of the period (in shares)	0.9
Non-vested, weighted-average grant date fair value at the beginning of the period (in dollars per unit)	$ 48.62
Granted (in shares)	0.3
Granted, weighted-average grant date fair value (in dollars per unit)	$ 44.27
Vested (in shares)	(0.5)
Vested, weighted-average grant date fair value (in dollars per unit)	$ 48.05
Forfeited (in shares)	(0.1)
Forfeited, weighted-average grant date fair value (in dollars per unit)	$ 44.40
Non-vested awards outstanding at the end of the period (in shares)	0.6
Non-vested, weighted-average grant date fair value at the end of the period (in dollars per unit)	$ 43.35
PUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested awards outstanding at the beginning of the period (in shares)	2.2
Non-vested, weighted-average grant date fair value at the beginning of the period (in dollars per unit)	$ 9.45
Granted (in shares)	0.6	0.7	2.4
Granted, weighted-average grant date fair value (in dollars per unit)	$ 13.51
Vested (in shares)	(0.7)
Vested, weighted-average grant date fair value (in dollars per unit)	$ 6.98
Forfeited (in shares)	(0.1)
Forfeited, weighted-average grant date fair value (in dollars per unit)	$ 11.32
Non-vested awards outstanding at the end of the period (in shares)	2.0	2.2
Non-vested, weighted-average grant date fair value at the end of the period (in dollars per unit)	$ 11.67	$ 9.45